Earnings Per Share - Summary of Basic Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [line items]
Net result attributable to owners of Aegon N.V. from continuing and discontinued operations	€ (1,433)	€ 1,980	[1]	€ (146)	[1]
Coupons on perpetual securities	(36)	(39)		(38)
Net result attributable to owners for basic earnings per share calculation from continuing and discontinued operations	(1,469)	1,941		(184)
Net result attributable to common shareholders from continuing and discontinued operations	€ (1,460)	€ 1,928		€ (182)
Weighted average number of common shares B outstanding (in million)	2,010	2,043		2,044
Basic earnings per common share (EUR per share) from continuing and discontinued operations	€ (0.73)	€ 0.94	[1]	€ (0.09)	[1]
Continuing operations
Net result attributable to owners of Aegon N.V. from continuing operations	€ (1,054)	€ 1,019		€ (633)
Coupons on perpetual securities	(36)	(39)		(38)
Net result attributable to owners for basic earnings per share calculation from continuing operations	(1,090)	981		(670)
Net result attributable to common shareholders from continuing operations	€ (1,083)	€ 974		€ (666)
Weighted average number of common shares B outstanding (in million)	2,010	2,043		2,044
Basic earnings per common share (EUR per share) from continuing operations	€ (0.54)	€ 0.48	[1]	€ (0.33)	[1]
Discontinued operations
Net result attributable to owners of Aegon N.V. from discontinued operations	€ (379)	€ 960		€ 487
Coupons on perpetual securities
Net result attributable to owners for basic earnings per share calculation from discontinued operations	(379)	960		487
Net result attributable to common shareholders from discontinued operations	€ (377)	€ 954		€ 484
Weighted average number of common shares B outstanding (in million)	2,010	2,043		2,044
Basic earnings per common share (EUR per share) from discontinued operations	€ (0.19)	€ 0.47		€ 0.24
Common share B [member]
Earnings per share [line items]
Net result attributable to common shareholders from continuing and discontinued operations	€ (10)	€ 13		€ (1)
Weighted average number of common shares B outstanding (in million)	536	559		561
Basic earnings per common share (EUR per share) from continuing and discontinued operations	€ (0.02)	€ 0.02	[1]	€ 0	[1]
Continuing operations
Net result attributable to common shareholders from continuing operations	€ (7)	€ 7		€ (5)
Weighted average number of common shares B outstanding (in million)	536	559		561
Basic earnings per common share (EUR per share) from continuing operations	€ (0.01)	€ 0.01	[1]	€ (0.01)	[1]
Discontinued operations
Net result attributable to common shareholders from discontinued operations	€ (3)	€ 7		€ 3
Weighted average number of common shares B outstanding (in million)	536	559		561
Basic earnings per common share (EUR per share) from discontinued operations	€ 0	€ 0.01		€ 0.01

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.